Bank Loans, Current and Non Current (Tables)	6 Months Ended
Jun. 30, 2024
Bank Loans, Current and Non Current [Abstract]
Schedule of Bank Loans Represent the Amounts Due to Various Banks	Bank loans represent the amounts due to various banks that are due within and over one year. As of June 30, 2024 and December 31, 2023, bank loans consisted of the following:
	June 30, 2024	December 31, 2023
Short-term bank loans:
Loan from Xiamen International Bank	$2,752	$2,113
Loan from China Citic Bank	2,752	-
Loan from Huaxia Bank	1,376	-
Loan from China Merchants Bank	-	2,103
	6,880	4,216
Long-term bank loans:
Loan from China Construction Bank	1,376	1,408
	$1,376	$1,408